Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research and development expenses
Schedule research and development expenses

	2022	2021	2020
Third-party services	61,943	54,810	29,324
Personnel expenses	29,023	20,532	13,638
Legal, consulting and patent expenses	1,177	1,301	2,380
Cost of materials	2,138	2,152	1,730
Amortization and depreciation	2,639	1,057	834
Other expenses	1,894	1,636	2,083
	98,814	81,488	49,989